Leases (Details) - Schedule of Variable Rents Recognized as Expenses and Subleases - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Variable Rents Recognized as Expenses [Line Items]
(Expenses) revenues for the year	[1]	R$ 93	R$ 55	R$ 31
Variables (1% to 2% of sales) [Member]
Schedule of Variable Rents Recognized as Expenses [Line Items]
(Expenses) revenues for the year		R$ (21)	R$ (31)	R$ (6)

[1]	Refers mainly to revenue from lease agreements receivable from commercial galleries.